UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2013
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                 COMMUNICATIONS EQUIPMENT - 13.9%
          6,954  ADTRAN, Inc. ..........................................................  $       187,828
      1,034,701  Cisco Systems, Inc. ...................................................       23,229,037
         21,795  Harris Corp. ..........................................................        1,521,509
          4,180  InterDigital, Inc. ....................................................          123,268
         36,804  Motorola Solutions, Inc. ..............................................        2,484,270
          3,366  Plantronics, Inc. .....................................................          156,351
        149,410  QUALCOMM, Inc. ........................................................       11,093,692
         56,995  Telefonaktiebolaget LM Ericsson, ADR ..................................          697,619
                                                                                          ---------------
                                                                                               39,493,574
                                                                                          ---------------

                 COMPUTERS & PERIPHERALS - 14.0%
         39,542  Apple, Inc. ...........................................................       22,187,412
         18,454  Diebold, Inc. .........................................................          609,166
        334,952  Hewlett-Packard Co. ...................................................        9,371,957
         18,115  Lexmark International, Inc. ...........................................          643,445
         83,488  Seagate Technology PLC ................................................        4,688,686
         27,103  Western Digital Corp. .................................................        2,273,942
                                                                                          ---------------
                                                                                               39,774,608
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 10.7%
        156,116  AT&T, Inc. ............................................................        5,489,039
          2,208  Atlantic Tele-Network, Inc. ...........................................          124,907
        124,392  BCE, Inc. .............................................................        5,384,930
          2,261  BT Group PLC, ADR .....................................................          142,737
          3,495  China Unicom Hong Kong Ltd., ADR ......................................           52,635
          5,220  Cogent Communications Group, Inc. .....................................          210,940
         24,772  Consolidated Communications Holdings, Inc. ............................          486,274
         45,069  KT Corp., ADR .........................................................          670,176
          3,879  Nippon Telegraph & Telephone Corp., ADR ...............................          104,888
         87,479  Telefonica Brasil S.A., ADR ...........................................        1,681,346
         15,963  Telekomunikasi Indonesia Persero Tbk PT, ADR ..........................          572,273
        155,321  TELUS Corp. ...........................................................        5,349,255
        110,778  Verizon Communications, Inc. ..........................................        5,443,631
        568,859  Windstream Holdings, Inc. .............................................        4,539,495
                                                                                          ---------------
                                                                                               30,252,526
                                                                                          ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
        276,838  Corning, Inc. .........................................................        4,933,253
                                                                                          ---------------

                 HEALTH CARE TECHNOLOGY - 0.2%
          3,101  Computer Programs & Systems, Inc. .....................................          191,673
         15,489  Quality Systems, Inc. .................................................          326,198
                                                                                          ---------------
                                                                                                  517,871
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 1.0%
         62,219  Garmin Ltd. ...........................................................        2,875,762
                                                                                          ---------------

                 INTERNET SOFTWARE & SERVICES - 0.5%
         28,812  EarthLink, Inc. .......................................................          146,077
         11,185  InterActiveCorp. ......................................................          768,298
          7,883  j2 Global, Inc. .......................................................          394,229

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INTERNET SOFTWARE & SERVICES (CONTINUED)
          2,885  United Online, Inc. ...................................................  $        39,697
                                                                                          ---------------
                                                                                                1,348,301
                                                                                          ---------------

                 IT SERVICES - 9.6%
         17,788  Amdocs Ltd. ...........................................................          733,577
         19,244  Computer Sciences Corp. ...............................................        1,075,355
          3,023  CSG Systems International, Inc. .......................................           88,876
          3,696  DST Systems, Inc. .....................................................          335,375
          2,508  Forrester Research, Inc. ..............................................           95,956
         10,875  Infosys Ltd., ADR .....................................................          615,525
        122,371  International Business Machines Corp. .................................       22,953,129
         26,663  Leidos Holdings, Inc. .................................................        1,239,563
                                                                                          ---------------
                                                                                               27,137,356
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.4%
         38,527  Altera Corp. ..........................................................        1,253,283
         73,211  Analog Devices, Inc. ..................................................        3,728,636
        227,164  Applied Materials, Inc. ...............................................        4,018,531
          4,936  ARM Holdings PLC, ADR .................................................          270,197
          6,182  ASML Holding N.V., ADR ................................................          579,253
         38,059  Avago Technologies Ltd. ...............................................        2,012,941
         71,754  Broadcom Corp. ........................................................        2,127,506
         17,329  Brooks Automation, Inc. ...............................................          181,781
         58,992  Cypress Semiconductor Corp. ...........................................          619,416
        922,288  Intel Corp. ...........................................................       23,942,597
         50,092  Intersil Corp. ........................................................          574,555
         37,017  KLA-Tencor Corp. ......................................................        2,386,116
         48,737  Linear Technology Corp. ...............................................        2,219,970
         71,390  Marvell Technology Group Ltd. .........................................        1,026,588
         83,603  Maxim Integrated Products, Inc. .......................................        2,333,360
          8,962  Micrel, Inc. ..........................................................           88,455
         55,653  Microchip Technology, Inc. ............................................        2,490,472
          9,840  MKS Instruments, Inc. .................................................          294,610
         94,007  NVIDIA Corp. ..........................................................        1,505,992
         27,288  STMicroelectronics N.V., ADR ..........................................          218,304
        264,364  Taiwan Semiconductor Manufacturing Co., Ltd., ADR .....................        4,610,508
          9,345  Tessera Technologies, Inc. ............................................          184,190
        234,186  Texas Instruments, Inc. ...............................................       10,283,107
         48,807  Xilinx, Inc. ..........................................................        2,241,218
                                                                                          ---------------
                                                                                               69,191,586
                                                                                          ---------------

                 SOFTWARE - 15.0%
          5,225  Blackbaud, Inc. .......................................................          196,721
        117,579  CA, Inc. ..............................................................        3,956,533
         42,362  Compuware Corp. .......................................................          474,878
         23,100  Intuit, Inc. ..........................................................        1,762,992
        576,640  Microsoft Corp. .......................................................       21,583,635
          2,368  Monotype Imaging Holdings, Inc. .......................................           75,445
        311,523  Oracle Corp. ..........................................................       11,918,870

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 SOFTWARE (CONTINUED)
          4,726  SAP AG, ADR ...........................................................  $       411,824
          4,835  Solera Holdings, Inc. .................................................          342,125
         79,830  Symantec Corp. ........................................................        1,882,391
                                                                                          ---------------
                                                                                               42,605,414
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 8.9%
         53,544  America Movil SAB de CV, ADR ..........................................        1,251,323
         29,073  China Mobile, Ltd., ADR ...............................................        1,520,227
        174,609  Mobile Telesystems OJSC, ADR ..........................................        3,776,793
        115,890  Rogers Communications, Inc. ...........................................        5,244,022
         35,474  SK Telecom Co., Ltd., ADR .............................................          873,370
         14,175  Telephone & Data Systems, Inc. ........................................          365,432
         16,770  TIM Participacoes S.A., ADR ...........................................          440,045
        447,626  VimpelCom Ltd., ADR ...................................................        5,792,280
        148,203  Vodafone Group PLC, ADR ...............................................        5,825,860
                                                                                          ---------------
                                                                                               25,089,352
                                                                                          ---------------

                 TOTAL INVESTMENTS - 100.0% ............................................      283,219,603
                 (Cost $255,469,488) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% ...............................          125,573
                                                                                          ---------------

                 NET ASSETS - 100.0% ...................................................  $   283,345,176
                                                                                          ===============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,336,563 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,586,448.

ADR   American Depositary Receipt

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       12/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks*................................  $  283,219,603  $ 283,219,603   $           --  $           --
                                                ==============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 25.5%

                 BIOTECHNOLOGY - 0.8%
        487,702  PDL BioPharma, Inc. ...................................................  $     4,116,205
                                                                                          ---------------

                 CAPITAL MARKETS - 0.5%
         84,202  Federated Investors, Inc. .............................................        2,425,018
                                                                                          ---------------

                 CHEMICALS - 0.5%
         91,957  Olin Corp. ............................................................        2,652,960
                                                                                          ---------------

                 COMMERCIAL BANKS - 1.4%
        193,947  FNB Corp. .............................................................        2,447,611
        219,500  National Penn Bancshares, Inc. ........................................        2,486,935
         41,915  Westamerica Bancorporation ............................................        2,366,521
                                                                                          ---------------
                                                                                                7,301,067
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
         90,728  AT&T, Inc. ............................................................        3,189,997
                                                                                          ---------------

                 ELECTRIC UTILITIES - 6.3%
         48,634  ALLETE, Inc. ..........................................................        2,425,864
         55,960  American Electric Power Co., Inc. .....................................        2,615,570
         39,368  Duke Energy Corp. .....................................................        2,716,786
         53,250  Entergy Corp. .........................................................        3,369,127
        100,445  Great Plains Energy, Inc. .............................................        2,434,787
        118,463  Hawaiian Electric Industries, Inc. ....................................        3,087,146
         47,329  Pinnacle West Capital Corp. ...........................................        2,504,651
         99,888  PPL Corp. .............................................................        3,005,630
         76,794  UIL Holdings Corp. ....................................................        2,975,767
         47,050  UNS Energy Corp. ......................................................        2,815,943
         87,494  Westar Energy, Inc. ...................................................        2,814,682
         87,393  Xcel Energy, Inc. .....................................................        2,441,760
                                                                                          ---------------
                                                                                               33,207,713
                                                                                          ---------------

                 GAS UTILITIES - 2.2%
         53,938  AGL Resources, Inc. ...................................................        2,547,492
         50,321  Laclede Group, Inc. ...................................................        2,291,618
         49,488  New Jersey Resources Corp. ............................................        2,288,325
         69,824  Piedmont Natural Gas Co., Inc. ........................................        2,315,364
         59,459  WGL Holdings, Inc. ....................................................        2,381,928
                                                                                          ---------------
                                                                                               11,824,727
                                                                                          ---------------

                 HOTELS, RESTAURANTS & LEISURE - 1.1%
         49,095  Darden Restaurants, Inc. ..............................................        2,669,295
         82,633  Six Flags Entertainment Corp. .........................................        3,042,547
                                                                                          ---------------
                                                                                                5,711,842
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 0.5%
         83,664  Leggett & Platt, Inc. .................................................        2,588,564
                                                                                          ---------------

                 MEDIA - 0.5%
        145,732  Regal Entertainment Group .............................................        2,834,487
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 MULTI-UTILITIES - 5.0%
         44,912  Alliant Energy Corp. ..................................................   $    2,317,459
        102,230  Avista Corp. ..........................................................        2,881,864
         89,918  CMS Energy Corp. ......................................................        2,407,105
         48,969  Consolidated Edison, Inc. .............................................        2,707,006
         34,390  Dominion Resources, Inc. ..............................................        2,224,689
         35,503  DTE Energy Co. ........................................................        2,357,044
         55,415  Integrys Energy Group, Inc. ...........................................        3,015,130
         69,209  PG&E Corp. ............................................................        2,787,739
         84,185  Public Service Enterprise Group, Inc. .................................        2,697,288
         58,928  SCANA Corp. ...........................................................        2,765,491
                                                                                          ---------------
                                                                                               26,160,815
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 0.4%
         32,493  ConocoPhillips ........................................................        2,295,630
                                                                                          ---------------

                 PHARMACEUTICALS - 1.0%
         50,329  Eli Lilly & Co. .......................................................        2,566,779
         49,181  Merck & Co., Inc. .....................................................        2,461,509
                                                                                          ---------------
                                                                                                5,028,288
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
         99,117  Intel Corp. ...........................................................        2,573,077
                                                                                          ---------------

                 THRIFTS & MORTGAGE FINANCE - 0.4%
        153,691  Northwest Bancshares, Inc. ............................................        2,271,553
                                                                                          ---------------

                 TOBACCO - 2.7%
         83,996  Altria Group, Inc. ....................................................        3,224,606
         53,163  Lorillard, Inc. .......................................................        2,694,301
         29,412  Philip Morris International, Inc. .....................................        2,562,668
         60,488  Reynolds American, Inc. ...............................................        3,023,795
         46,454  Universal Corp. .......................................................        2,536,388
                                                                                          ---------------
                                                                                               14,041,758
                                                                                          ---------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.1%
        120,036  Aircastle Ltd. ........................................................        2,299,890
         63,281  TAL International Group, Inc. .........................................        3,629,165
                                                                                          ---------------
                                                                                                5,929,055
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................      134,152,756
                 (Cost $129,902,814)                                                      ---------------

MASTER LIMITED PARTNERSHIPS - 20.6%

                 ENERGY EQUIPMENT & SERVICES - 0.8%
         141,761 Exterran Partners, L.P. ...............................................        4,285,435
                                                                                          ---------------

                 MARINE - 1.4%
         400,472 Navios Maritime Partners L.P. .........................................        7,657,025
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 18.4%
         104,071 Atlas Pipeline Partners, L.P. .........................................        3,647,689
         160,506 Boardwalk Pipeline Partners, L.P. .....................................        4,096,113

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        309,131  BreitBurn Energy Partners, L.P. .......................................  $     6,287,725
         54,347  Buckeye Partners, L.P. ................................................        3,859,180
        172,550  Dorchester Minerals, L.P. .............................................        4,482,849
         88,474  El Paso Pipeline Partners, L.P. .......................................        3,185,064
        141,889  Enbridge Energy Partners, L.P. ........................................        4,238,224
         38,024  Energy Transfer Equity, L.P. ..........................................        3,108,082
         92,831  Energy Transfer Partners, L.P. ........................................        5,314,575
         40,280  Enterprise Products Partners, L.P. ....................................        2,670,564
        123,314  Golar LNG Partners, L.P. ..............................................        3,730,248
        141,734  Holly Energy Partners, L.P. ...........................................        4,582,260
         47,269  Kinder Morgan Energy Partners, L.P. ...................................        3,812,718
        190,914  Legacy Reserves, L.P. .................................................        5,376,138
         87,165  Martin Midstream Partners, L.P. .......................................        3,730,662
        113,185  NuStar Energy, L.P. ...................................................        5,771,303
         73,381  ONEOK Partners, L.P. ..................................................        3,863,510
         52,325  Plains All American Pipeline, L.P. ....................................        2,708,865
        292,742  QR Energy, L.P. .......................................................        5,011,743
        221,449  Regency Energy Partners, L.P. .........................................        5,815,251
         74,918  TC Pipelines, L.P. ....................................................        3,628,279
         94,102  Teekay LNG Partners, L.P. .............................................        4,019,096
        112,546  Teekay Offshore Partners, L.P. ........................................        3,724,147
                                                                                          ---------------
                                                                                               96,664,285
                                                                                          ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS .....................................      108,606,745
                 (Cost $104,088,400)                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.9%
        835,595  Annaly Capital Management, Inc. .......................................        8,330,882
         46,457  Camden Property Trust .................................................        2,642,474
        609,395  Capstead Mortgage Corp. ...............................................        7,361,492
        179,342  CBL & Associates Properties, Inc. .....................................        3,220,982
        241,321  Colony Financial, Inc. ................................................        4,896,403
        108,805  DuPont Fabros Technology, Inc. ........................................        2,688,572
         92,335  EPR Properties ........................................................        4,539,189
        120,136  HCP, Inc. .............................................................        4,363,340
        562,228  Invesco Mortgage Capital, Inc. ........................................        8,253,507
        133,721  Kimco Realty Corp. ....................................................        2,640,990
        327,457  Medical Properties Trust, Inc. ........................................        4,001,525
      1,122,528  MFA Financial, Inc. ...................................................        7,925,048
        103,291  National Retail Properties, Inc. ......................................        3,132,816
        120,693  Omega Healthcare Investors, Inc. ......................................        3,596,651
         61,072  Plum Creek Timber Co., Inc. ...........................................        2,840,459
         53,735  Potlatch Corp. ........................................................        2,242,899
         61,533  Rayonier, Inc. ........................................................        2,590,539
        236,098  Redwood Trust, Inc. ...................................................        4,573,218
        192,919  Retail Opportunity Investments Corp. ..................................        2,839,768
         94,817  RLJ Lodging Trust .....................................................        2,305,949
         13,852  Simon Property Group, Inc. ............................................        2,107,720

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        177,262  Starwood Property Trust, Inc. .........................................  $     4,910,157
         32,170  Taubman Centers, Inc. .................................................        2,056,306
        917,800  Two Harbors Investment Corp. ..........................................        8,517,184
         75,439  Weyerhaeuser Co. ......................................................        2,381,609
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................      104,959,679
                 (Cost $114,519,196)                                                      ---------------

                                                                STATED        STATED
     SHARES                      DESCRIPTION                     RATE        MATURITY         VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 18.8%

                 CAPITAL MARKETS - 4.7%
        197,362  Deutsche Bank Capital Funding Trust IX...       6.63%          (a)             4,906,419
        194,194  Deutsche Bank Contingent Capital Trust II       6.55%          (a)             4,835,431
        201,305  Deutsche Bank Contingent Capital Trust V        8.05%          (a)             5,374,843
        210,869  Deutsche Bank Contingent Capital Trust X        7.35%          (a)             5,343,420
        197,225  Goldman Sachs Group, Inc., Series B .....       6.20%          (a)             4,437,563
                                                                                          ---------------
                                                                                               24,897,676
                                                                                          ---------------

                 COMMERCIAL BANKS - 3.5%
        183,076  BB&T Corp. ..............................       5.85%          (a)             3,932,472
        188,074  HSBC Holdings PLC, Series A .............       6.20%          (a)             4,645,428
        169,494  US Bancorp., Series F (b)................       6.50%          (a)             4,457,692
        184,381  Wells Fargo & Co., Series J .............       8.00%          (a)             5,155,293
                                                                                          ---------------
                                                                                               18,190,885
                                                                                          ---------------

                 CONSUMER FINANCE - 1.1%
        220,570  Ally Financial, Inc., Series A (b).......       8.50%          (a)             5,922,305
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.9%
        196,844  Bank of America Corp., Series D .........       6.20%          (a)             4,741,972
        195,870  Bank of America Corp., Series I .........       6.63%          (a)             4,910,461
        210,846  ING Groep NV ............................       7.20%          (a)             5,355,488
                                                                                          ---------------
                                                                                               15,007,921
                                                                                          ---------------

                 INSURANCE - 6.6%
        199,624  Aegon NV ................................       6.38%          (a)             4,673,198
        205,387  Aegon NV ................................       6.50%          (a)             4,845,079
        207,795  Aegon NV ................................       6.88%          (a)             5,147,082
        210,137  Aegon NV ................................       7.25%          (a)             5,331,176
        194,806  MetLife, Inc., Series B .................       6.50%          (a)             4,850,669
        203,892  PartnerRe Ltd., Series E ................       7.25%          (a)             5,158,468
        193,019  Prudential PLC ..........................       6.50%          (a)             4,750,198
                                                                                          ---------------
                                                                                               34,755,870
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES ....................................       98,774,657
                 (Cost $101,629,346)                                                      ---------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 15.0%

                 CAPITAL MARKETS - 15.0%
        851,964  iShares iBoxx $ High Yield Corporate Bond Fund ........................  $    79,130,416
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ...........................................       79,130,416
                 (Cost $79,553,907)                                                       ---------------

                 TOTAL INVESTMENTS - 99.8% .............................................      525,624,253
                 (Cost $529,693,663) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ...............................          982,318
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $   526,606,571
                                                                                          ===============

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2013. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,926,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,996,016.

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       12/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks*................................  $  134,152,756  $  134,152,756  $           --  $           --
Master Limited Partnerships*..................     108,606,745     108,606,745              --              --
Real Estate Investment Trusts.................     104,959,679     104,959,679              --              --
$25 Par Preferred Securities*.................      98,774,657      98,774,657              --              --
Exchange-Traded Funds*........................      79,130,416      79,130,416              --              --
                                                --------------  --------------  --------------  --------------
Total Investments.............................  $  525,624,253  $  525,624,253  $           --  $           --
                                                ==============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 49.4%

                 CHEMICALS - 0.9%
          9,402  Incitec Pivot Ltd. ....................................................  $        22,499
            548  Yara International ASA ................................................           23,581
                                                                                          ---------------
                                                                                                   46,080
                                                                                          ---------------

                 COMMERCIAL BANKS - 3.8%
         54,400  Bank of China Ltd., Class H ...........................................           25,045
          1,642  Barclays Africa Group Ltd. ............................................           20,701
          7,000  BOC Hong Kong Holdings Ltd. ...........................................           22,433
         30,000  China Construction Bank Corp., Class H ................................           22,633
         33,000  Industrial & Commercial Bank of China Ltd., Class H ...................           22,300
            100  Komercni Banka AS .....................................................           22,261
          8,200  Malayan Banking Bhd ...................................................           24,884
          1,083  Swedbank AB, A Shares .................................................           30,477
                                                                                          ---------------
                                                                                                  190,734
                                                                                          ---------------

                 COMPUTERS & PERIPHERALS - 0.4%
         13,210  Lite-On Technology Corp. ..............................................           21,187
                                                                                          ---------------

                 CONSTRUCTION & ENGINEERING - 1.6%
          5,478  Carillion PLC .........................................................           29,981
            758  NCC AB, B Shares ......................................................           24,737
          1,188  Skanska AB, B Shares ..................................................           24,270
                                                                                          ---------------
                                                                                                   78,988
                                                                                          ---------------

                 CONTAINERS & PACKAGING - 0.5%
         11,117  Taiwan Hon Chuan Enterprise Co., Ltd. .................................           23,425
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
            545  BCE, Inc. .............................................................           23,601
            850  KT Corp. ..............................................................           25,411
            995  Manitoba Telecom Services, Inc. .......................................           27,810
             44  Swisscom AG ...........................................................           23,227
          3,069  TeliaSonera AB ........................................................           25,552
                                                                                          ---------------
                                                                                                  125,601
                                                                                          ---------------

                 ELECTRIC UTILITIES - 7.7%
          3,700  CLP Holdings Ltd. .....................................................           29,250
          8,453  Contact Energy Ltd. ...................................................           35,662
          9,386  EDP - Energias de Portugal S.A. .......................................           34,476
          1,154  Emera, Inc. ...........................................................           33,210
            897  Fortis, Inc. ..........................................................           25,713
          1,850  Fortum OYJ ............................................................           42,324
         41,211  SP AusNet .............................................................           45,813
         29,710  Spark Infrastructure Group ............................................           43,108
          1,903  SSE PLC ...............................................................           43,172
          6,000  Tenaga Nasional Bhd ...................................................           20,846
          7,877  Terna Rete Elettrica Nazionale SpA ....................................           39,358
                                                                                          ---------------
                                                                                                  392,932
                                                                                          ---------------

                 ENERGY EQUIPMENT & SERVICES - 1.7%
            803  Mullen Group Ltd. .....................................................           21,461

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 ENERGY EQUIPMENT & SERVICES (CONTINUED)
          4,095  Prosafe SE ............................................................  $        31,597
            835  Seadrill Ltd. .........................................................           34,087
                                                                                          ---------------
                                                                                                   87,145
                                                                                          ---------------

                 GAS UTILITIES - 1.5%
          4,961  APA Group .............................................................           26,578
          8,497  Snam SpA ..............................................................           47,529
                                                                                          ---------------
                                                                                                   74,107
                                                                                          ---------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.6%
          2,056  Capital Power Corp. ...................................................           41,226
          3,053  Northland Power, Inc. .................................................           44,491
          2,695  Tractebel Energia S.A. ................................................           41,055
          4,303  TransAlta Corp. .......................................................           54,605
                                                                                          ---------------
                                                                                                  181,377
                                                                                          ---------------

                 INSURANCE - 5.3%
          3,661  Amlin PLC .............................................................           27,821
          3,077  Catlin Group Ltd. .....................................................           29,579
          1,464  CNP Assurances ........................................................           30,009
            288  Hannover Rueck SE .....................................................           24,715
             98  Muenchener Rueckversicherungs AG ......................................           21,591
          2,793  Phoenix Group Holdings ................................................           33,647
         13,067  RSA Insurance Group PLC ...............................................           19,777
            622  SCOR SE ...............................................................           22,731
            271  Tryg A/S ..............................................................           26,212
            115  Zurich Insurance Group AG .............................................           33,325
                                                                                          ---------------
                                                                                                  269,407
                                                                                          ---------------

                 MACHINERY - 0.8%
          4,435  Duro Felguera S.A. ....................................................           29,896
            277  Kone OYJ, Class B .....................................................           12,499
                                                                                          ---------------
                                                                                                   42,395
                                                                                          ---------------

                 MEDIA - 0.6%
          4,300  Television Broadcasts Ltd. ............................................           28,669
                                                                                          ---------------

                 MULTI-UTILITIES - 2.9%
          2,043  AGL Energy Ltd. .......................................................           27,418
          5,932  Centrica PLC ..........................................................           34,155
         27,819  DUET Group ............................................................           49,679
          2,853  National Grid PLC .....................................................           37,228
                                                                                          ---------------
                                                                                                  148,480
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 7.9%
          2,878  BP PLC ................................................................           23,260
          1,047  BP Prudhoe Bay Royalty Trust ..........................................           83,372
          1,738  Canadian Oil Sands Ltd. ...............................................           32,690
          1,103  Encana Corp. ..........................................................           19,916
            510  Lukoil OAO ............................................................           31,632

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
          5,444  Pacific Coast Oil Trust ...............................................  $        69,030
          1,043  Pembina Pipeline Corp. ................................................           36,742
            745  Royal Dutch Shell PLC, A Shares .......................................           26,684
            685  Royal Dutch Shell PLC, B Shares .......................................           25,863
          1,002  Statoil ASA ...........................................................           24,285
            406  Total S.A. ............................................................           24,871
                                                                                          ---------------
                                                                                                  398,345
                                                                                          ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 3.8%
         18,896  BWP Trust .............................................................           36,950
          5,048  Hyprop Investments Ltd. ...............................................           36,813
         16,495  Londonmetric Property PLC .............................................           37,777
         43,832  Redefine Properties Ltd. ..............................................           40,698
         85,000  Yuexiu Real Estate Investment Trust ...................................           41,545
                                                                                          ---------------
                                                                                                  193,783
                                                                                          ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
         24,500  SOHO China Ltd. .......................................................           20,979
            322  Swiss Prime Site AG ...................................................           24,925
                                                                                          ---------------
                                                                                                   45,904
                                                                                          ---------------

                 WATER UTILITIES - 1.3%
          2,752  Pennon Group PLC ......................................................           30,009
          3,142  United Utilities Group PLC ............................................           34,938
                                                                                          ---------------
                                                                                                   64,947
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 1.7%
          2,937  Mobile Telesystems OJSC ...............................................           29,303
          2,699  Vodacom Group Ltd. ....................................................           34,220
          5,786  Vodafone Group PLC ....................................................           22,708
                                                                                          ---------------
                                                                                                   86,231
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................        2,499,737
                                                                                          ---------------
                 (Cost $2,423,936)

REAL ESTATE INVESTMENTS TRUSTS - 16.1%

           3,564 Artis Real Estate Investment Trust ....................................           49,857
          21,000 Ascendas Real Estate Investment Trust .................................           36,610
           1,679 Calloway Real Estate Investment Trust .................................           39,768
          30,000 CapitaCommercial Trust ................................................           34,470
          42,424 Capital Property Fund .................................................           43,071
          22,702 CFS Retail Property Trust Group .......................................           39,426
          12,398 Charter Hall Retail REIT ..............................................           39,742
           2,876 Cominar Real Estate Investment Trust ..................................           49,926
          30,572 Commonwealth Property Office Fund .....................................           33,986
          37,485 Dexus Property Group ..................................................           33,638
           1,881 Dundee Real Estate Investment Trust, Class A ..........................           51,034
             978 Eurocommercial Properties N.V. ........................................           41,520
           1,987 H&R Real Estate Investment Trust ......................................           40,030

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENTS TRUSTS (CONTINUED)
         12,958  Investa Office Fund ...................................................  $        36,215
         45,000  Keppel REIT ...........................................................           42,256
         42,000  Mapletree Industrial Trust ............................................           44,431
         50,000  Mapletree Logistics Trust .............................................           41,800
          1,535  RioCan Real Estate Investment Trust ...................................           35,794
         35,000  Suntec Real Estate Investment Trust ...................................           42,712
         14,600  Westfield Retail Trust ................................................           38,718
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................          815,004
                 (Cost $810,804)                                                          ---------------

                                                               STATED         STATED
     SHARES                      DESCRIPTION                    RATE         MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 15.5%

                 COMMERCIAL BANKS - 10.9%
          1,499  Bank of Montreal, Series 16 (b)..........       3.39%          (a)                35,236
          1,952  Bank of Montreal, Series 21 (b)..........       6.50%          (a)                47,098
          1,544  Bank of Montreal, Series 23 (b)..........       5.40%          (a)                37,937
          1,565  Bank of Nova Scotia, Series 20 (b).......       3.61%          (a)                37,245
          1,543  Bank of Nova Scotia, Series 22 (b).......       3.83%          (a)                36,837
          1,871  Bank of Nova Scotia, Series 26 (b).......       6.25%          (a)                45,003
          1,945  Canadian Imperial Bank of
                    Commerce/Canada, Series 35 (b)........       6.50%          (a)                46,142
          1,946  HSBC Bank Canada/Toronto, Series E (b)...       6.60%          (a)                46,715
          1,726  Royal Bank of Canada, Series AL (b)......       5.60%          (a)                41,157
          1,923  Royal Bank of Canada, Series AR (b)......       6.25%          (a)                45,837
          1,846  Royal Bank of Canada, Series AT (b)......       6.25%          (a)                44,784
          1,883  Toronto-Dominion Bank/The, Series
                    AG (b)................................       6.25%          (a)                45,433
          1,850  Toronto-Dominion Bank/The, Series
                    AK (b)................................       6.25%          (a)                44,968
                                                                                          ---------------
                                                                                                  554,392
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
          1,774  BCE, Inc., Series AF (b).................       4.54%          (a)                35,655
                                                                                          ---------------

                 INSURANCE - 2.2%
          1,968  Manulife Financial Corp., Series 4 (b)...       6.60%          (a)                47,317
          1,202  Power Financial Corp., Series S .........       4.80%          (a)                24,951
          1,808  Sun Life Financial, Inc., Series 1 ......       4.75%          (a)                37,292
                                                                                          ---------------
                                                                                                  109,560
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 0.7%
          1,529  TransCanada Corp., Series 1 (b)..........       4.60%          (a)                34,143
                                                                                          ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
          2,037  Brookfield Asset Management, Inc., Series
                    22 (b)................................       7.00%          (a)                49,091
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES ....................................          782,841
                 (Cost $794,574)                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

                                                                STATED         STATED
     SHARES                      DESCRIPTION                     RATE         MATURITY         VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------

$75 PAR PREFERRED SECURITIES - 1.0%

                 INDUSTRIAL CONGLOMERATES - 1.0%
         30,904  San Miguel Corp., Series 2A (b)..........       7.50%          (a)       $        53,024
                                                                                          ---------------
                 TOTAL $75 PAR PREFERRED SECURITIES ....................................           53,024
                 (Cost $53,146)                                                           ---------------

$100 PAR PREFERRED SECURITIES - 1.2%

                 COMMERCIAL BANKS - 1.2%
            316  Australia & New Zealand Banking Group
                    Ltd., Series CPS (c)..................       5.09%       06/16/14              28,317
            170  Westpac Banking Corp. (c)................       5.79%       03/08/21              15,316
            172  National Australia Bank Ltd., Series
                    CPS (c)...............................       5.83%       03/22/21              15,469
                                                                                          ---------------
                 TOTAL $100 PAR PREFERRED SECURITIES ...................................           59,102
                 (Cost $59,592)                                                           ---------------

OTHER PREFERRED SECURITIES - 2.2%

                 CAPITAL MARKETS - 1.1%
          7,009  Investec Ltd. (b)........................       5.95%          (a)                57,462
                                                                                          ---------------

                 COMMERCIAL BANKS - 1.1%
          6,136  Standard Bank Group Ltd. (b).............       7.18%          (a)                56,446
                                                                                          ---------------
                 TOTAL OTHER PREFERRED SECURITIES ......................................          113,908
                 (Cost $112,827)                                                          ---------------

     SHARES                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 15.0%

                 CAPITAL MARKETS - 15.0%
          7,048  iShares JP Morgan USD Emerging Markets Bond ETF .......................          762,312
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ...........................................          762,312
                 (Cost $749,803)                                                          ---------------

                 TOTAL INVESTMENTS - 100.4% ............................................        5,085,928
                 (Cost $5,004,682) (d)

                 NET OTHER ASSETS AND LIABILITIES - (0.4%) .............................          (21,791)
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $     5,064,137
                                                                                          ===============

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2013. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2013.

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $160,216 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,970.

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       12/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks*................................  $    2,499,737  $    2,438,802  $       60,935  $           --
Real Estate Investments Trusts................         815,004         815,004              --              --
$25 Par Preferred Securities*.................         782,841         696,681          86,160              --
$75 Par Preferred Securities*.................          53,024          53,024              --              --
$100 Par Preferred Securities*................          59,102          59,102              --              --
Other Preferred Securities*...................         113,908         113,908              --              --
Exchange-Traded Funds*........................         762,312         762,312              --              --
                                                --------------  --------------  --------------  --------------
Total Investments.............................  $    5,085,928  $    4,938,833  $      147,095  $           --
                                                ==============  ==============  ==============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.


*   See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013 (UNAUDITED)

COUNTRY ALLOCATION**                                             % OF NET ASSETS
--------------------------------------------------------------------------------
Canada                                                                27.9%
United States                                                         18.1
Australia                                                             10.5
United Kingdom                                                         7.8
South Africa                                                           5.7
Singapore                                                              4.8
Hong Kong                                                              2.4
Sweden                                                                 2.1
Italy                                                                  1.7
Switzerland                                                            1.6
France                                                                 1.5
China                                                                  1.4
Bermuda                                                                1.3
Russia                                                                 1.2
Finland                                                                1.1
Cayman Islands                                                         1.1
Philippines                                                            1.0
Norway                                                                 0.9
Germany                                                                0.9
Malaysia                                                               0.9
Taiwan                                                                 0.9
Netherlands                                                            0.8
Brazil                                                                 0.8
New Zealand                                                            0.7
Portugal                                                               0.7
Cyprus                                                                 0.6
Spain                                                                  0.6
Denmark                                                                0.5
South Korea                                                            0.5
Czech Republic                                                         0.4
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                    100.4
NET OTHER ASSETS AND LIABILITIES                                      -0.4
                                                                     ------
TOTAL                                                                100.0%
                                                                     ======


** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ Technology Dividend Index Fund - (NASDAQ(R) Stock
         Market LLC ("NASDAQ") ticker "TDIV")
      Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (NASDAQ ticker
         "YDIV")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and the asked prices, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2013 (UNAUDITED)


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2013, the Funds had no securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2013 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ Technology Dividend IndexSM and NASDAQ Multi-Asset Diversified Income IndexSM are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 28, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 28, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 28, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.